Perpetual hybrid bonds	6 Months Ended
Jun. 30, 2023
Perpetual Hybrid Bonds [Abstract]
Perpetual hybrid bonds
Perpetual hybrid bonds
In 2021, BAT p.l.c. issued two €1 billion of perpetual hybrid bonds which were classified as equity as there is no contractual obligation to either repay the principal or make payments of interest. Further information on perpetual hybrid bonds is described in note 22 of the Group’s Annual Report and Accounts and Form 20-F for the year ended 31 December 2022, page 255. BAT p.l.c.’s unconsolidated contribution to the Group’s consolidated equity results is shown below:

	As at 30 June		As at 31 December
	2023	2022	2022
	£m	£m	£m
Total Equity
Share capital	614	614	614
Share premium	112	112	113
Perpetual hybrid bonds	1,685	1,685	1,685
Other Equity	31,511	29,956	34,270